DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional amount	$ 211,128	$ 181,540
Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	1,949	702
Forward Contracts to Hedge Payroll Expenses NIS
Derivative [Line Items]
Notional amount	122,401	107,940
Forward Contracts to Hedge Payroll Expenses NIS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	4,047	253
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	68,504	62,023
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(1,329)	147
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	12,697	11,577
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	(341)	302
Forward Contracts to Hedge Payroll Expenses COP
Derivative [Line Items]
Notional amount	7,526	0
Forward Contracts to Hedge Payroll Expenses COP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ (428)	$ 0